RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Oct. 15, 2023	Jun. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Jan. 24, 2022	Dec. 31, 2021	Mar. 31, 2021	Apr. 26, 2020
RELATED PARTY TRANSACTIONS
Par value of common stock			$ 0.01		$ 0.01	$ 0.01				$ 0.01
BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note								$ 289,425
Number of shares issuable per warrant							1
Class A common stock | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Par value of common stock	$ 0.0001	$ 0.0001						$ 0.0001
Promissory Note with Related Party | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction									$ 300,000
Outstanding balance of related party note							$ 289,425
Support Services Agreement | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000	$ 10,000
Related Party Loans | Working capital loans warrant | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction	1,500,000	1,800,000
Aggregate amount of working capital loans		4,830,000
Aggregate amount of working capital loans	4,830,000
Outstanding balance of related party note	$ 506,000	$ 0						$ 0
Price of warrant	$ 1.00	$ 1.00
Convertible Promissory Notes - Related Parties | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction				$ 2,000,000
Outstanding balance of related party note	$ 506,000	$ 0
Maximum amount of loan convertible into warrants				$ 1,500,000
Price of warrant				$ 1.00
Convertible Promissory Notes - Related Parties | Class A common stock | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant				1
Par value of common stock				$ 0.0001